VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 27.3%
		Communications: 0.7%
1,000,000		Alibaba Group Holding Ltd., 3.125%, 11/28/2021	$ 1,026,331	0.4
201,000		Comcast Corp., 3.950%, 10/15/2025	230,759	0.1
616,000	(1)	T-Mobile USA, Inc., 3.750%, 04/15/2027	690,253	0.2
55,000		Verizon Communications, Inc., 2.625%, 08/15/2026	60,083	0.0
75,000		Verizon Communications, Inc., 4.329%, 09/21/2028	90,859	0.0
			2,098,285	0.7

		Consumer, Cyclical: 1.4%
2,500,000		American Honda Finance Corp., 2.600%, 11/16/2022	2,612,532	0.9
150,000	(1)	Daimler Finance North America LLC, 2.125%, 03/10/2025	155,651	0.1
79,000		General Motors Financial Co., Inc., 2.750%, 06/20/2025	81,009	0.0
79,000		General Motors Financial Co., Inc., 3.150%, 06/20/2025	81,009	0.0
135,000		General Motors Financial Co., Inc., 5.200%, 03/20/2023	146,565	0.1
356,000		PACCAR Financial Corp., 0.800%, 06/08/2023	358,635	0.1
700,000		Toyota Motor Credit Corp., 1.350%, 08/25/2023	718,767	0.2
			4,154,168	1.4

		Consumer, Non-cyclical: 0.8%
125,000		Altria Group, Inc., 3.800%, 02/14/2024	136,736	0.0
1,500,000		Bristol Myers Squibb Co., 2.600%, 05/16/2022	1,556,702	0.5
121,000		CVS Health Corp., 4.100%, 03/25/2025	136,848	0.1
190,000		PepsiCo, Inc., 0.750%, 05/01/2023	192,173	0.1
69,000		Shire Acquisitions Investments Ireland DAC, 3.200%, 09/23/2026	76,805	0.0
250,000		Thermo Fisher Scientific, Inc., 4.133%, 03/25/2025	285,005	0.1
			2,384,269	0.8

		Energy: 1.5%
1,550,000		BP Capital Markets PLC, 3.561%, 11/01/2021	1,604,173	0.6
425,000		Chevron Corp., 1.141%, 05/11/2023	433,469	0.1
135,000		Sabine Pass Liquefaction LLC, 5.625%, 03/01/2025	154,483	0.1
995,000	(1)	Schlumberger Finance Canada Ltd., 2.200%, 11/20/2020	997,613	0.3
1,000,000	(1)	Schlumberger Finance Canada Ltd., 2.650%, 11/20/2022	1,037,332	0.4
			4,227,070	1.5

		Financial: 19.4%
1,885,000	(1)	AIA Group Ltd., 0.747%, (US0003M + 0.520%), 09/20/2021	1,887,300	0.6
1,000,000		American Express Co., 2.500%, 08/01/2022	1,036,050	0.4
1,750,000		American Express Co., 3.700%, 11/05/2021	1,807,824	0.6
30,000		Aon Corp., 2.800%, 05/15/2030	32,470	0.0
25,000	(2)	Bank of America Corp., 1.898%, 07/23/2031	24,968	0.0
2,000,000	(2)	Bank of America Corp., 2.738%, 01/23/2022	2,014,295	0.7
2,000,000	(2)	Bank of America Corp., 2.816%, 07/21/2023	2,077,843	0.7
1,500,000		Bank of America Corp., 3.300%, 01/11/2023	1,593,414	0.5
199,000	(2)	Bank of America Corp., 3.559%, 04/23/2027	222,527	0.1
130,000	(2)	Bank of America Corp., 3.705%, 04/24/2028	146,872	0.0
1,250,000	(2)	Bank of New York Mellon Corp./The, 2.661%, 05/16/2023	1,295,242	0.4
760,000	(1)	Banque Federative du Credit Mutuel SA, 2.125%, 11/21/2022	784,860	0.3
2,500,000	(2)	Citibank NA, 2.844%, 05/20/2022	2,538,735	0.9
250,000		Citibank NA, 3.400%, 07/23/2021	255,934	0.1
125,000	(2)	Citigroup, Inc., 2.666%, 01/29/2031	131,745	0.0
1,465,000		Credit Suisse AG/New York NY, 2.100%, 11/12/2021	1,492,994	0.5
1,000,000		Credit Suisse AG/New York NY, 3.000%, 10/29/2021	1,028,438	0.4
161,000		Crown Castle International Corp., 1.350%, 07/15/2025	162,897	0.1
118,000		Crown Castle International Corp., 3.700%, 06/15/2026	131,676	0.0

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
200,000	(1),(2)	Danske Bank A/S, 1.171%, 12/08/2023	$ 200,122	0.1
200,000	(1)	Danske Bank A/S, 1.226%, 06/22/2024	201,856	0.1
1,000,000	(1)	DNB Bank ASA, 2.375%, 06/02/2021	1,014,227	0.3
500,000		Fifth Third Bank NA, 2.875%, 10/01/2021	511,817	0.2
1,380,000		Fifth Third Bank NA, 3.350%, 07/26/2021	1,411,270	0.5
1,000,000	(2)	Goldman Sachs Group, Inc./The, 2.876%, 10/31/2022	1,024,229	0.4
2,000,000		Huntington National Bank/The, 3.250%, 05/14/2021	2,031,639	0.7
3,500,000		JPMorgan Chase & Co., 3.200%, 01/25/2023	3,720,498	1.3
1,000,000		JPMorgan Chase & Co., 3.250%, 09/23/2022	1,057,501	0.4
241,000		JPMorgan Chase & Co., 3.900%, 07/15/2025	272,838	0.1
200,000	(2)	JPMorgan Chase & Co., 4.493%, 03/24/2031	244,288	0.1
800,000		KeyBank NA/Cleveland OH, 3.350%, 06/15/2021	817,167	0.3
1,614,000	(1)	MassMutual Global Funding II, 0.850%, 06/09/2023	1,629,593	0.6
1,170,000	(1)	Metropolitan Life Global Funding I, 0.900%, 06/08/2023	1,183,298	0.4
1,000,000	(1)	Metropolitan Life Global Funding I, 3.375%, 01/11/2022	1,038,076	0.4
800,000		Mitsubishi UFJ Financial Group, Inc., 2.190%, 09/13/2021	814,131	0.3
2,000,000		Mitsubishi UFJ Financial Group, Inc., 3.218%, 03/07/2022	2,075,987	0.7
215,000		Mitsubishi UFJ Financial Group, Inc., 3.535%, 07/26/2021	220,573	0.1
200,000	(2)	Mizuho Financial Group, Inc., 3.922%, 09/11/2024	217,553	0.1
4,000,000		Morgan Stanley, 2.750%, 05/19/2022	4,146,837	1.4
72,000	(2)	Morgan Stanley, 3.772%, 01/24/2029	82,096	0.0
167,000		Morgan Stanley, 4.000%, 07/23/2025	188,644	0.1
1,000,000	(1)	Nationwide Building Society, 2.000%, 01/27/2023	1,029,640	0.4
1,520,000	(1)	Skandinaviska Enskilda Banken AB, 2.200%, 12/12/2022	1,574,663	0.5
800,000		Sumitomo Mitsui Financial Group, Inc., 2.846%, 01/11/2022	824,143	0.3
1,000,000		Sumitomo Mitsui Financial Group, Inc., 2.934%, 03/09/2021	1,011,254	0.3
2,800,000	(1)	Swedbank AB, 0.600%, 09/25/2023	2,796,472	1.0
500,000		Truist Bank, 2.625%, 01/15/2022	513,935	0.2
2,000,000		Truist Financial Corp., 2.750%, 04/01/2022	2,066,492	0.7
104,000		Wells Fargo & Co., 3.000%, 10/23/2026	113,682	0.0
2,100,000		Wells Fargo & Co., 3.500%, 03/08/2022	2,189,532	0.8
199,000	(2)	Wells Fargo & Co., 3.584%, 05/22/2028	222,925	0.1
700,000		Wells Fargo Bank NA, 3.625%, 10/22/2021	721,971	0.2
			55,835,033	19.4

		Industrial: 1.4%
1,500,000		Caterpillar Financial Services Corp., 1.900%, 09/06/2022	1,542,871	0.5
2,160,000		Honeywell International, Inc., 0.483%, 08/19/2022	2,163,698	0.7
275,000		Raytheon Technologies Corp., 2.250%, 07/01/2030	289,562	0.1
150,000		United Parcel Service, Inc., 4.450%, 04/01/2030	188,328	0.1
			4,184,459	1.4

		Technology: 1.7%
10,000		Broadcom, Inc., 4.150%, 11/15/2030	11,250	0.0
157,000		Broadcom, Inc., 4.250%, 04/15/2026	177,035	0.1
1,000,000		International Business Machines Corp., 1.875%, 08/01/2022	1,030,008	0.3
2,275,000		International Business Machines Corp., 2.850%, 05/13/2022	2,369,401	0.8
146,000		NVIDIA Corp., 2.850%, 04/01/2030	164,958	0.1
1,000,000		Oracle Corp., 2.500%, 05/15/2022	1,031,636	0.4
55,000		Oracle Corp., 3.600%, 04/01/2050	61,669	0.0
			4,845,957	1.7

		Utilities: 0.4%
20,000		Baltimore Gas and Electric Co., 2.900%, 06/15/2050	20,495	0.0
144,000		Baltimore Gas and Electric Co., 3.200%, 09/15/2049	155,261	0.1

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Utilities: (continued)
137,000		Duke Energy Florida LLC, 1.750%, 06/15/2030	$ 139,640	0.0
785,000		Wisconsin Public Service Corp., 3.350%, 11/21/2021	812,108	0.3
			1,127,504	0.4

		Total Corporate Bonds/Notes
		(Cost $77,064,974)	78,856,745	27.3

U.S. TREASURY OBLIGATIONS: 49.9%
		Treasury Inflation Indexed Protected Securities: 49.3%
6,339,654		0.125%,07/15/2026	6,876,203	2.4
1,258,825		0.125%,01/15/2030	1,391,441	0.5
4,663,781		0.125%,07/15/2030	6,670,178	2.3
2,314,545		0.250%,07/15/2029	2,589,855	0.9
3,219,921		0.250%,02/15/2050	3,494,758	1.2
11,134		0.375%,07/15/2023	11,680	0.0
7,356,779		0.375%,01/15/2027	8,097,335	2.8
9,299,776		0.375%,07/15/2027	10,341,361	3.6
8,631,534		0.500%,01/15/2028	9,689,482	3.3
22,114		0.625%,04/15/2023	23,132	0.0
8,097,062		0.625%,01/15/2026	8,927,900	3.1
3,521,750		0.625%,02/15/2043	4,337,480	1.5
10,776,272		(3) 0.750%,07/15/2028	12,418,759	4.3
4,660,829		0.750%,02/15/2042	5,861,209	2.0
5,259,434		(3) 0.750%,02/15/2045	6,692,515	2.3
4,609,273		0.875%,01/15/2029	5,370,422	1.9
1,754,944		0.875%,02/15/2047	2,333,002	0.8
3,624,986		1.000%,02/15/2046	4,887,462	1.7
3,420,061		1.000%,02/15/2048	4,713,674	1.6
3,099,307		1.000%,02/15/2049	4,320,946	1.5
3,824,386		1.375%,02/15/2044	5,435,981	1.9
2,775,334		1.750%,01/15/2028	3,381,251	1.2
3,877,157		2.000%,01/15/2026	4,568,515	1.6
1,883,627		2.125%,02/15/2040	2,885,422	1.0
2,502,383		2.125%,02/15/2041	3,886,102	1.3
3,645,006		2.375%,01/15/2027	4,496,077	1.5
2,136,054		2.500%,01/15/2029	2,791,032	1.0
1,853,844		3.375%,04/15/2032	2,813,629	1.0
982,001		3.625%,04/15/2028	1,346,802	0.5
1,147,401		3.875%,04/15/2029	1,649,997	0.6
			142,303,602	49.3

		U.S. Treasury Bonds: 0.6%
410,000		1.125%,08/15/2040	402,409	0.1
1,405,000		1.375%,08/15/2050	1,374,924	0.5
			1,777,333	0.6

		Total U.S. Treasury Obligations
		(Cost $125,073,409)	144,080,935	49.9

U.S. GOVERNMENT AGENCY OBLIGATIONS: 8.3%
		Federal Home Loan Bank: 2.7%
5,255,000		2.875%,09/13/2024	5,811,501	2.0
1,515,000		3.250%,11/16/2028	1,820,426	0.7
			7,631,927	2.7

		Federal Home Loan Mortgage Corporation: 0.3%(4)
805,000		2.375%,01/13/2022	828,311	0.3

		Federal National Mortgage Association: 4.5%(4)
4,830,000		1.875%,09/24/2026	5,228,445	1.8
7,120,000		2.625%,09/06/2024	7,778,688	2.7
			13,007,133	4.5

		Other U.S. Agency Obligations: 0.8%
2,190,000		2.875%,12/21/2023	2,375,346	0.8

		Total U.S. Government Agency Obligations
		(Cost $21,575,369)	23,842,717	8.3

SOVEREIGN BONDS: 7.7%
585,000		Colombia Government International Bond, 3.000%, 01/30/2030	595,457	0.2
EUR	275,000	Hungary Government International Bond, 1.625%, 04/28/2032	342,293	0.1
2,500,000		Israel Government AID Bond, 5.500%, 04/26/2024	2,969,609	1.0
EUR	1,740,061	(1) Italy Buoni Poliennali Del Tesoro, 1.300%, 05/15/2028	2,190,193	0.8
JPY	330,932,320	Japanese Government CPI Linked Bond, 0.100%, 03/10/2028	3,134,702	1.1
JPY	431,748,873	Japanese Government CPI Linked Bond, 0.100%, 03/10/2029	4,091,718	1.4
310,000		Mexico Government International Bond, 3.250%, 04/16/2030	317,133	0.1
135,000		Mexico Government International Bond, 4.500%, 04/22/2029	151,386	0.1
NZD	2,055,000	New Zealand Government Inflation Linked Bond, 2.500%, 09/20/2035	2,132,239	0.7
NZD	3,605,000	New Zealand Government Inflation Linked Bond, 2.000%, 09/20/2025	2,990,676	1.0
140,000		Panama Government International Bond, 4.500%, 04/01/2056	175,700	0.1
EUR	1,355,000	(1) Spain Government Bond, 0.500%, 04/30/2030	1,636,536	0.6
EUR	435,000	(1) Spain Government Bond, 1.000%, 10/31/2050	502,193	0.2
GBP	435,000	United Kingdom Gilt, 1.750%, 01/22/2049	702,612	0.2

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
155,000	Uruguay Government International Bond, 4.375%, 01/23/2031	$ 184,693	0.1

	Total Sovereign Bonds
	(Cost $20,708,340)	22,117,140	7.7

COMMERCIAL MORTGAGE-BACKED SECURITIES: 1.9%
366,000	BANK 2019-BNK23 A3, 2.920%, 11/15/2029	411,804	0.1
1,000,000	BENCHMARK 2018-B3 A5 Mortgage Trust, 4.025%, 04/10/2051	1,181,250	0.4
350,000	Benchmark 2019-B15 A5 Mortgage Trust, 2.928%, 12/15/2072	391,922	0.1
500,000	CD 2017-CD6 Mortgage Trust A5, 3.456%, 11/13/2050	568,137	0.2
375,000	Freddie Mac Multifamily Structured Pass Through Certificates K071 A2, 3.286%, 11/25/2027	433,866	0.2
700,000	(1) GS Mortgage Securities Corp. Trust 2016-RENT A, 3.203%, 02/10/2029	699,324	0.2
1,000,000	GS Mortgage Securities Trust 2017-GS7 A4, 3.430%, 08/10/2050	1,135,150	0.4
700,000	Wells Fargo Commercial Mortgage Trust 2017-C39 A5, 3.418%, 09/15/2050	794,174	0.3

	Total Commercial Mortgage-Backed Securities
	(Cost $5,035,918)	5,615,627	1.9

ASSET-BACKED SECURITIES: 0.8%
	Auto Floor Plan Asset-Backed Securities: 0.3%
750,000	Ford Credit Floorplan Master Owner Trust A 2018-1 A1, 2.950%, 05/15/2023	761,945	0.3

	Student Loan Asset-Backed Securities: 0.5%
260,000	(1) Navient Student Loan Trust 2019-BA A2A, 3.390%, 12/15/2059	268,841	0.1
296,527	(1) SoFi Professional Loan Program 2015-B A1 LLC, 1.198%, (US0001M + 1.050%), 04/25/2035	296,622	0.1
800,000	(1) Sofi Professional Loan Program 2018-C A2FX Trust, 3.590%, 01/25/2048	846,423	0.3
		1,411,886	0.5

	Total Asset-Backed Securities
	(Cost $2,116,771)	2,173,831	0.8

PURCHASED OPTIONS (5): 0.4%
	Total Purchased Options
	(Cost $1,086,481)	$ 1,238,223	0.4

	Total Long-Term Investments
	(Cost $252,661,262)	277,925,218	96.3

Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.0%
	Mutual Funds: 3.0%
8,549,756	(6) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.000%
	(Cost $8,549,756)	8,549,756	3.0

	Total Short-Term Investments
	(Cost $8,549,756)	8,549,756	3.0

	Total Investments in Securities (Cost $261,211,018)	$ 286,474,974	99.3
	Assets in Excess of Other Liabilities	2,058,866	0.7
	Net Assets	$ 288,533,840	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Variable rate security. Rate shown is the rate in effect as of September 30, 2020.
(3)	All or a portion of this security has been pledged as collateral in connection with open futures contracts. Please refer to Note 2 for additional details.
(4)	The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(5)	The tables within the Portfolio of Investments detail open purchased options which are non-income producing securities.
(6)	Rate shown is the 7-day yield as of September 30, 2020.

Currency Abbreviations:
EUR	EU Euro
GBP	British Pound
JPY	Japanese Yen
NZD	New Zealand Dollar

Reference Rate Abbreviations:
US0001M	1-month LIBOR
US0003M	3-month LIBOR

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2020
Asset Table
Investments, at fair value
Purchased Options	$65,094	$1,173,129	$–	$1,238,223
Corporate Bonds/Notes	–	78,856,745	–	78,856,745
Commercial Mortgage-Backed Securities	–	5,615,627	–	5,615,627
Sovereign Bonds	–	22,117,140	–	22,117,140
U.S. Government Agency Obligations	–	23,842,717	–	23,842,717
Asset-Backed Securities	–	2,173,831	–	2,173,831
U.S. Treasury Obligations	–	144,080,935	–	144,080,935
Short-Term Investments	8,549,756	–	–	8,549,756
Total Investments, at fair value	$8,614,850	$277,860,124	$–	$286,474,974
Other Financial Instruments+
Centrally Cleared Swaps	–	3,830,796	–	3,830,796
Forward Foreign Currency Contracts	–	307,575	–	307,575
Futures	65,374	–	–	65,374
OTC Swaps	–	380,925	–	380,925
Total Assets	$8,680,224	$282,379,420	$–	$291,059,644
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$–	$(4,272,770)	$–	$(4,272,770)
Forward Foreign Currency Contracts	–	(119,203)	–	(119,203)
Futures	(48,134)	–	–	(48,134)
OTC Swaps	–	(495)	–	(495)
Written Options	(95,294)	(1,461,038)	–	(1,556,332)
Total Liabilities	$(143,428)	$(5,853,506)	$–	$(5,996,934)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At September 30, 2020, the following forward foreign currency contracts were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	76,416,000	USD	728,863	Bank of America N.A.	10/05/20	$(4,275)
JPY	20,280,000	USD	190,536	Bank of America N.A.	10/05/20	1,762
USD	119,193	GBP	89,866	Bank of Montreal	10/05/20	3,232
JPY	763,930,000	USD	7,231,790	Barclays Bank PLC	10/05/20	11,903
USD	7,234,207	JPY	763,930,000	Barclays Bank PLC	11/04/20	(11,946)
NZD	8,252,000	USD	5,439,892	BNP Paribas	10/05/20	19,225
USD	5,439,722	NZD	8,252,000	BNP Paribas	11/04/20	(19,368)
USD	290,000	CAD	386,167	BNP Paribas	12/16/20	(895)
USD	1,040,368	GBP	781,000	Citibank N.A.	10/05/20	32,585
USD	290,000	CAD	381,835	Citibank N.A.	12/11/20	3,158
CAD	382,423	USD	290,000	Citibank N.A.	12/11/20	(2,716)
USD	290,000	CAD	388,035	Citibank N.A.	12/16/20	(1,517)
USD	290,000	CAD	387,594	Citibank N.A.	12/16/20	(1,185)
USD	290,000	CAD	382,283	Citibank N.A.	12/16/20	2,805
CAD	382,732	USD	290,000	Citibank N.A.	12/16/20	(2,467)
CAD	381,740	USD	290,000	Citibank N.A.	12/16/20	(3,212)
CAD	382,202	USD	290,000	Citibank N.A.	12/16/20	(2,865)
CAD	385,766	USD	290,000	Citibank N.A.	12/16/20	(188)
EUR	1,935,500	USD	2,271,503	Goldman Sachs International	10/05/20	(2,069)
GBP	226,946	EUR	245,000	Goldman Sachs International	11/02/20	5,448
EUR	495,000	GBP	441,342	Goldman Sachs International	11/02/20	11,166
USD	2,272,906	EUR	1,935,500	Goldman Sachs International	11/04/20	2,037
MXN	16,507,198	USD	730,000	Goldman Sachs International	12/17/20	9,942
USD	5,561,655	NZD	8,275,000	HSBC Bank PLC	10/05/20	87,323
USD	8,303	EUR	7,000	HSBC Bank PLC	10/05/20	$95
GBP	541,000	USD	695,131	HSBC Bank PLC	10/05/20	2,962
USD	695,241	GBP	541,000	HSBC Bank PLC	11/04/20	(2,959)
USD	290,000	CAD	381,752	HSBC Bank PLC	12/16/20	3,203
EUR	318,000	USD	370,658	JPMorgan Chase Bank N.A.	10/05/20	2,207
USD	9,409,725	JPY	996,886,000	JPMorgan Chase Bank N.A.	10/05/20	(42,890)
GBP	806,000	USD	1,045,223	JPMorgan Chase Bank N.A.	10/05/20	(5,180)
USD	690,914	GBP	532,514	JPMorgan Chase Bank N.A.	10/05/20	3,771
JPY	136,139,000	USD	1,298,141	JPMorgan Chase Bank N.A.	10/05/20	(7,252)
USD	5,000,631	EUR	4,182,000	UBS AG	10/05/20	97,106
EUR	1,935,500	USD	2,266,470	UBS AG	10/05/20	7,645
USD	2,267,874	EUR	1,935,500	UBS AG	11/04/20	(7,686)
GBP	449,582	EUR	495,000	Westpac Banking Corp.	11/02/20	(533)
						$188,372

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

At September 30, 2020, the following futures contracts were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note	24	12/31/20	$5,303,063	$2,776
U.S. Treasury 5-Year Note	381	12/31/20	48,017,906	54,343
			$53,320,969	$57,119
Short Contracts:
Canada 10-Year Bond	(16)	12/18/20	(1,824,160)	807
Euro-Bund	(21)	12/08/20	(4,296,960)	(16,311)
Euro-Buxl® 30-year German Government Bond	(5)	12/08/20	(1,305,413)	(17,256)
Japan 10-Year Bond (TSE)	(2)	12/14/20	(2,884,559)	(4,424)
U.S. Treasury 10-Year Note	(45)	12/21/20	(6,278,906)	(9,636)
U.S. Treasury Long Bond	(2)	12/21/20	(352,563)	(507)
U.S. Treasury Ultra 10-Year Note	(13)	12/21/20	(2,078,984)	1,641
U.S. Treasury Ultra Long Bond	(4)	12/21/20	(887,250)	5,807
			$(19,908,795)	$(39,879)

At September 30, 2020, the following centrally cleared interest rate swaps were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	6-month EUR-EURIBOR	Semi-Annual	(0.298)%	Annual	01/16/22	EUR	2,480,000	$5,770	$5,770
Pay	6-month EUR-EURIBOR	Semi-Annual	(0.479)	Annual	03/05/22	EUR	1,230,000	(3)	(3)
Pay	6-month EUR-EURIBOR	Semi-Annual	(0.477)	Annual	03/06/22	EUR	730,000	68	68
Pay	6-month EUR-EURIBOR	Semi-Annual	(0.493)	Annual	03/09/22	EUR	880,000	(194)	(194)
Pay	6-month EUR-EURIBOR	Semi-Annual	(0.250)	Annual	06/24/22	EUR	560,000	2,396	2,396
Pay	6-month EUR-EURIBOR	Semi-Annual	(0.290)	Annual	06/25/22	EUR	210,000	731	731
Pay	6-month EUR-EURIBOR	Semi-Annual	(0.280)	Annual	06/26/22	EUR	210,000	779	779
Pay	6-month EUR-EURIBOR	Semi-Annual	(0.275)	Annual	06/30/22	EUR	210,000	805	805
Pay	6-month EUR-EURIBOR	Semi-Annual	(0.292)	Annual	07/16/22	EUR	780,000	2,845	2,845
Pay	6-month EUR-EURIBOR	Semi-Annual	(0.301)	Annual	07/20/22	EUR	1,240,000	4,371	4,371
Pay	6-month EUR-EURIBOR	Semi-Annual	(0.301)	Annual	07/20/22	EUR	1,300,000	4,597	4,597
Pay	6-month EUR-EURIBOR	Semi-Annual	(0.320)	Annual	09/29/22	EUR	1,150,000	4,466	4,466
Pay	6-month EUR-EURIBOR	Semi-Annual	(0.340)	Annual	10/02/22	EUR	1,250,000	4,363	4,363
Pay	6-month EUR-EURIBOR	Semi-Annual	(0.336)	Annual	10/02/22	EUR	1,170,000	4,195	4,194
Pay	6-month EUR-EURIBOR	Semi-Annual	(0.341)	Annual	11/02/22	EUR	810,000	2,797	2,797
Pay	6-month EUR-EURIBOR	Semi-Annual	(0.333)	Annual	02/12/23	EUR	610,000	2,195	2,195
Pay	6-month EUR-EURIBOR	Semi-Annual	(0.414)	Annual	03/02/23	EUR	1,450,000	2,429	2,429
Pay	6-month EUR-EURIBOR	Semi-Annual	(0.474)	Annual	03/04/23	EUR	620,000	156	156
Pay	6-month EUR-EURIBOR	Semi-Annual	(0.304)	Annual	04/29/23	EUR	1,240,000	5,291	5,291
Pay	6-month EUR-EURIBOR	Semi-Annual	(0.337)	Annual	05/03/23	EUR	810,000	2,817	2,817
Pay	6-month EUR-EURIBOR	Semi-Annual	(0.370)	Annual	05/04/23	EUR	760,000	2,048	2,048
Pay	6-month EUR-EURIBOR	Semi-Annual	(0.372)	Annual	05/06/23	EUR	400,000	1,066	1,066
Pay	6-month EUR-EURIBOR	Semi-Annual	(0.415)	Annual	06/24/23	EUR	610,000	968	968
Pay	6-month EUR-EURIBOR	Semi-Annual	(0.400)	Annual	06/25/23	EUR	610,000	1,191	1,191
Pay	6-month EUR-EURIBOR	Semi-Annual	(0.426)	Annual	07/02/23	EUR	720,000	941	927

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

			Fixed Rate		Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	6-month EUR-EURIBOR	Semi-Annual	(0.400)%	Annual	07/08/23	EUR	590,000	$1,130	$1,102
Pay	6-month EUR-EURIBOR	Semi-Annual	(0.408)	Annual	07/20/23	EUR	1,300,000	2,235	2,209
Pay	6-month EUR-EURIBOR	Semi-Annual	(0.408)	Annual	07/27/23	EUR	610,000	1,042	1,029
Pay	6-month EUR-EURIBOR	Semi-Annual	(0.423)	Annual	08/09/23	EUR	360,000	470	462
Pay	6-month EUR-EURIBOR	Semi-Annual	(0.437)	Annual	08/24/23	EUR	540,000	497	486
Pay	6-month EUR-EURIBOR	Semi-Annual	(0.465)	Annual	09/13/23	EUR	1,020,000	217	196
Pay	6-month EUR-EURIBOR	Semi-Annual	(0.436)	Annual	10/06/23	EUR	310,000	281	281
Pay	6-month EUR-EURIBOR	Semi-Annual	(0.429)	Annual	09/21/25	EUR	210,000	(49)	29
Pay	6-month EUR-EURIBOR	Semi-Annual	(0.337)	Annual	07/20/26	EUR	490,000	1,469	1,457
Pay	6-month EUR-EURIBOR	Semi-Annual	(0.251)	Annual	08/16/27	EUR	480,000	1,833	1,822
Pay	6-month EUR-EURIBOR	Semi-Annual	(0.243)	Annual	08/16/27	EUR	480,000	2,051	2,051
Pay	6-month EUR-EURIBOR	Semi-Annual	(0.283)	Annual	09/19/27	EUR	190,000	278	273
Pay	6-month EUR-EURIBOR	Semi-Annual	(0.147)	Annual	06/23/30	EUR	1,275,000	13,184	13,184
Pay	6-month EUR-EURIBOR	Semi-Annual	(0.151)	Annual	07/15/30	EUR	1,230,000	12,040	12,008
Pay	3-month USD-LIBOR	Quarterly	3.289	Semi-Annual	10/08/20	USD	2,590,000	1,516	1,516
Pay	3-month USD-LIBOR	Quarterly	1.528	Semi-Annual	11/22/20	USD	2,760,000	5,049	5,048
Pay	3-month USD-LIBOR	Quarterly	2.526	Semi-Annual	02/07/22	USD	20,030,000	624,611	624,611
Pay	3-month USD-LIBOR	Quarterly	0.679	Semi-Annual	03/06/22	USD	670,000	4,460	4,460
Pay	3-month USD-LIBOR	Quarterly	2.250	Semi-Annual	04/27/22	USD	5,370,000	171,808	171,808
Pay	3-month USD-LIBOR	Quarterly	1.713	Semi-Annual	07/13/22	USD	9,250,000	139,229	139,229
Pay	3-month USD-LIBOR	Quarterly	1.095	Semi-Annual	03/01/23	USD	2,840,000	49,445	49,445
Pay	3-month USD-LIBOR	Quarterly	0.250	Semi-Annual	07/08/23	USD	1,150,000	(299)	(317)
Pay	3-month USD-LIBOR	Quarterly	3.090	Semi-Annual	11/29/24	USD	4,210,000	488,777	488,777
Pay	3-month USD-LIBOR	Quarterly	2.520	Semi-Annual	02/04/25	USD	250,000	23,958	23,958
Pay	3-month USD-LIBOR	Quarterly	2.521	Semi-Annual	02/28/25	USD	2,390,000	232,354	232,354
Pay	3-month USD-LIBOR	Quarterly	0.358	Semi-Annual	06/02/25	USD	860,000	1,107	1,107
Pay	3-month USD-LIBOR	Quarterly	0.760	Semi-Annual	09/08/25	USD	280,000	5,666	5,666
Pay	3-month USD-LIBOR	Quarterly	0.330	Semi-Annual	09/23/25	USD	400,000	(422)	(429)
Pay	3-month USD-LIBOR	Quarterly	0.652	Semi-Annual	06/20/27	USD	870,000	3,036	3,036
Pay	3-month USD-LIBOR	Quarterly	0.680	Semi-Annual	06/20/27	USD	870,000	4,224	4,224
Pay	3-month USD-LIBOR	Quarterly	0.496	Semi-Annual	08/15/27	USD	2,560,000	(2,049)	(2,098)
Pay	3-month USD-LIBOR	Quarterly	0.654	Semi-Annual	07/12/28	USD	900,000	(4,590)	(4,606)
Pay	3-month USD-LIBOR	Quarterly	1.797	Semi-Annual	01/07/30	USD	310,000	31,767	31,767
Pay	3-month USD-LIBOR	Quarterly	1.726	Semi-Annual	01/08/30	USD	300,000	28,784	28,784
Pay	3-month USD-LIBOR	Quarterly	1.694	Semi-Annual	01/28/30	USD	300,000	27,975	27,975
Pay	3-month USD-LIBOR	Quarterly	1.580	Semi-Annual	01/29/30	USD	300,000	24,852	24,852
Pay	3-month USD-LIBOR	Quarterly	1.580	Semi-Annual	01/30/30	USD	300,000	24,828	24,828
Pay	3-month USD-LIBOR	Quarterly	1.606	Semi-Annual	01/30/30	USD	300,000	25,533	25,533
Pay	3-month USD-LIBOR	Quarterly	1.511	Semi-Annual	02/05/30	USD	330,000	25,198	25,198
Pay	3-month USD-LIBOR	Quarterly	1.432	Semi-Annual	02/25/30	USD	295,000	20,409	20,409
Pay	3-month USD-LIBOR	Quarterly	1.319	Semi-Annual	02/26/30	USD	295,000	17,327	17,327
Pay	3-month USD-LIBOR	Quarterly	1.239	Semi-Annual	03/02/30	USD	290,000	14,897	14,897
Pay	3-month USD-LIBOR	Quarterly	0.819	Semi-Annual	04/14/30	USD	610,000	7,143	7,143
Pay	3-month USD-LIBOR	Quarterly	1.570	Semi-Annual	04/29/30	USD	330,000	27,224	27,224
Pay	3-month USD-LIBOR	Quarterly	1.020	Semi-Annual	09/08/30	USD	400,000	11,749	11,749
Pay	3-month USD-LIBOR	Quarterly	0.683	Semi-Annual	09/16/30	USD	50,000	(187)	(127)
Pay	3-month USD-LIBOR	Quarterly	0.685	Semi-Annual	09/23/30	USD	150,000	(537)	(540)
Pay	3-month USD-LIBOR	Quarterly	0.702	Semi-Annual	10/02/30	USD	150,000	(312)	(315)
Pay	3-month USD-LIBOR	Quarterly	0.750	Semi-Annual	04/07/31	USD	50,000	–	–
Pay	3-month USD-LIBOR	Quarterly	2.447	Semi-Annual	05/18/31	USD	210,000	34,028	34,028
Pay	3-month USD-LIBOR	Quarterly	2.102	Semi-Annual	06/22/31	USD	100,000	12,701	12,701
Pay	3-month USD-LIBOR	Quarterly	1.078	Semi-Annual	02/15/47	USD	340,000	(4,135)	(4,145)
Pay	3-month USD-LIBOR	Quarterly	1.091	Semi-Annual	02/15/47	USD	340,000	(3,093)	(3,103)
Pay	3-month USD-LIBOR	Quarterly	1.828	Semi-Annual	02/10/50	USD	120,000	21,802	21,802
Pay	3-month USD-LIBOR	Quarterly	1.105	Semi-Annual	08/21/50	USD	190,000	(399)	(399)
Pay	3-month USD-LIBOR	Quarterly	1.250	Semi-Annual	09/08/50	USD	92,000	2,874	2,874
Pay	3-month USD-LIBOR	Quarterly	1.929	Semi-Annual	12/01/56	USD	25,000	3,991	3,991
Receive	6-month EUR-EURIBOR	Semi-Annual	(0.450)	Annual	12/16/21	EUR	1,200,000	283	283
Receive	6-month EUR-EURIBOR	Semi-Annual	(0.358)	Annual	03/20/22	EUR	1,160,000	(2,477)	(2,477)
Receive	6-month EUR-EURIBOR	Semi-Annual	(0.312)	Annual	03/23/22	EUR	2,680,000	(8,038)	(8,038)
Receive	6-month EUR-EURIBOR	Semi-Annual	(0.379)	Annual	06/19/22	EUR	1,510,000	(2,326)	(2,326)
Receive	6-month EUR-EURIBOR	Semi-Annual	(0.397)	Annual	07/21/22	EUR	1,230,000	(1,825)	(1,850)
Receive	6-month EUR-EURIBOR	Semi-Annual	(0.253)	Annual	09/22/22	EUR	1,140,000	(6,166)	(6,166)
Receive	6-month EUR-EURIBOR	Semi-Annual	(0.405)	Annual	02/16/23	EUR	1,210,000	(2,282)	(2,306)
Receive	6-month EUR-EURIBOR	Semi-Annual	(0.402)	Annual	02/16/23	EUR	1,210,000	(2,382)	(2,382)
Receive	6-month EUR-EURIBOR	Semi-Annual	(0.174)	Annual	03/23/23	EUR	4,980,000	(36,648)	(36,648)
Receive	6-month EUR-EURIBOR	Semi-Annual	(0.180)	Annual	03/24/23	EUR	2,490,000	(17,936)	(17,936)

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

			Fixed Rate		Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive	6-month EUR-EURIBOR	Semi-Annual	(0.290)%	Annual	07/26/23	EUR	1,640,000	$(7,390)	$(7,390)
Receive	6-month EUR-EURIBOR	Semi-Annual	(0.300)	Annual	07/27/23	EUR	3,100,000	(13,218)	(13,218)
Receive	6-month EUR-EURIBOR	Semi-Annual	(0.167)	Annual	12/13/23	EUR	1,170,000	(8,432)	(8,432)
Receive	6-month EUR-EURIBOR	Semi-Annual	(0.110)	Annual	12/27/23	EUR	300,000	(2,554)	(2,554)
Receive	6-month EUR-EURIBOR	Semi-Annual	(0.056)	Annual	01/03/24	EUR	615,000	(6,015)	(6,015)
Receive	6-month EUR-EURIBOR	Semi-Annual	(0.050)	Annual	01/03/24	EUR	615,000	(6,111)	(6,111)
Receive	6-month EUR-EURIBOR	Semi-Annual	(0.173)	Annual	11/11/24	EUR	260,000	(3,423)	(3,423)
Receive	6-month EUR-EURIBOR	Semi-Annual	(0.175)	Annual	03/18/25	EUR	60,000	(846)	(846)
Receive	6-month EUR-EURIBOR	Semi-Annual	(0.259)	Annual	08/16/27	EUR	240,000	(801)	(807)
Receive	6-month EUR-EURIBOR	Semi-Annual	0.185	Annual	01/16/30	EUR	510,000	(25,171)	(25,171)
Receive	6-month EUR-EURIBOR	Semi-Annual	0.055	Annual	06/23/50	EUR	415,000	(9,662)	(9,662)
Receive	6-month EUR-EURIBOR	Semi-Annual	0.049	Annual	07/15/50	EUR	410,000	(8,801)	(8,817)
Receive	6-month JPY-LIBOR	Semi-Annual	0.336	Semi-Annual	02/08/34	JPY	860,000	(255)	(255)
Receive	6-month JPY-LIBOR	Semi-Annual	0.295	Semi-Annual	06/17/39	JPY	5,440,000	(790)	(790)
Receive	6-month JPY-LIBOR	Semi-Annual	0.167	Semi-Annual	08/08/39	JPY	3,930,000	342	342
Receive	6-month JPY-LIBOR	Semi-Annual	0.715	Semi-Annual	03/21/44	JPY	3,980,000	(2,801)	(2,801)
Receive	6-month JPY-LIBOR	Semi-Annual	0.201	Semi-Annual	08/28/44	JPY	1,960,000	558	558
Receive	6-month JPY-LIBOR	Semi-Annual	0.371	Semi-Annual	01/30/45	JPY	2,810,000	(31)	(31)
Receive	3-month NZD-BBR-FRA	Quarterly	1.080	Semi-Annual	09/16/30	NZD	4,100,000	(154,091)	(154,091)
Receive	3-month USD-LIBOR	Quarterly	0.554	Semi-Annual	03/12/21	USD	5,530,000	(7,544)	(7,544)
Receive	3-month USD-LIBOR	Quarterly	1.560	Semi-Annual	03/27/21	USD	5,280,000	(34,554)	(34,554)
Receive	3-month USD-LIBOR	Quarterly	1.560	Semi-Annual	03/30/21	USD	1,340,000	(8,864)	(8,864)
Receive	3-month USD-LIBOR	Quarterly	1.770	Semi-Annual	06/15/21	USD	5,780,000	(62,710)	(62,710)
Receive	3-month USD-LIBOR	Quarterly	2.460	Semi-Annual	02/28/22	USD	2,510,000	(79,451)	(79,451)
Receive	3-month USD-LIBOR	Quarterly	1.870	Semi-Annual	06/03/22	USD	5,710,000	(95,190)	(95,190)
Receive	3-month USD-LIBOR	Quarterly	0.211	Semi-Annual	09/15/22	USD	6,680,000	259	138
Receive	3-month USD-LIBOR	Quarterly	1.771	Semi-Annual	07/12/23	USD	9,400,000	(140,304)	(140,304)
Receive	3-month USD-LIBOR	Quarterly	2.572	Semi-Annual	02/07/25	USD	2,610,000	(256,459)	(256,459)
Receive	3-month USD-LIBOR	Quarterly	0.300	Semi-Annual	02/28/25	USD	1,020,000	639	476
Receive	3-month USD-LIBOR	Quarterly	0.303	Semi-Annual	02/28/25	USD	1,820,000	882	848
Receive	3-month USD-LIBOR	Quarterly	0.623	Semi-Annual	04/14/25	USD	1,180,000	(16,151)	(16,151)
Receive	3-month USD-LIBOR	Quarterly	2.350	Semi-Annual	04/27/25	USD	1,440,000	(133,268)	(133,268)
Receive	3-month USD-LIBOR	Quarterly	0.359	Semi-Annual	08/18/25	USD	120,000	(78)	(78)
Receive	3-month USD-LIBOR	Quarterly	0.820	Semi-Annual	09/08/25	USD	540,000	(12,523)	(12,523)
Receive	3-month USD-LIBOR	Quarterly	0.344	Semi-Annual	10/01/25	USD	250,000	106	101
Receive	3-month USD-LIBOR	Quarterly	0.652	Semi-Annual	04/20/27	USD	120,000	(577)	(577)
Receive	3-month USD-LIBOR	Quarterly	0.512	Semi-Annual	08/17/27	USD	1,700,000	(1,262)	(1,262)
Receive	3-month USD-LIBOR	Quarterly	0.495	Semi-Annual	08/19/27	USD	150,000	65	65
Receive	3-month USD-LIBOR	Quarterly	1.631	Semi-Annual	02/10/30	USD	300,000	(26,243)	(26,243)
Receive	3-month USD-LIBOR	Quarterly	0.663	Semi-Annual	03/11/30	USD	150,000	353	353
Receive	3-month USD-LIBOR	Quarterly	0.648	Semi-Annual	06/02/30	USD	440,000	2,294	2,294
Receive	3-month USD-LIBOR	Quarterly	0.693	Semi-Annual	08/27/30	USD	145,000	347	344
Receive	3-month USD-LIBOR	Quarterly	0.695	Semi-Annual	08/27/30	USD	145,000	319	316
Receive	3-month USD-LIBOR	Quarterly	0.697	Semi-Annual	08/27/30	USD	145,000	290	287
Receive	3-month USD-LIBOR	Quarterly	0.719	Semi-Annual	08/28/30	USD	145,000	(23)	(26)
Receive	3-month USD-LIBOR	Quarterly	0.734	Semi-Annual	09/01/30	USD	145,000	(208)	(211)
Receive	3-month USD-LIBOR	Quarterly	0.749	Semi-Annual	09/01/30	USD	145,000	(421)	(424)
Receive	3-month USD-LIBOR	Quarterly	0.751	Semi-Annual	09/01/30	USD	140,000	(441)	(444)
Receive	3-month USD-LIBOR	Quarterly	0.758	Semi-Annual	09/02/30	USD	145,000	(557)	(560)
Receive	3-month USD-LIBOR	Quarterly	0.730	Semi-Annual	09/08/30	USD	140,000	(374)	(377)
Receive	3-month USD-LIBOR	Quarterly	0.683	Semi-Annual	09/10/30	USD	145,000	524	521
Receive	3-month USD-LIBOR	Quarterly	0.722	Semi-Annual	09/14/30	USD	320,000	(33)	(40)
Receive	3-month USD-LIBOR	Quarterly	0.677	Semi-Annual	09/16/30	USD	120,000	514	511
Receive	3-month USD-LIBOR	Quarterly	0.680	Semi-Annual	09/16/30	USD	610,000	2,431	2,419
Receive	3-month USD-LIBOR	Quarterly	0.713	Semi-Annual	09/30/30	USD	110,000	106	104
Receive	3-month USD-LIBOR	Quarterly	0.672	Semi-Annual	10/09/30	USD	610,000	3,215	3,202
Receive	3-month USD-LIBOR	Quarterly	0.652	Semi-Annual	11/04/30	USD	600,000	4,826	4,814
Receive	3-month USD-LIBOR	Quarterly	0.761	Semi-Annual	06/03/31	USD	798,000	3,004	3,004
Receive	3-month USD-LIBOR	Quarterly	0.858	Semi-Annual	10/04/31	USD	50,000	–	–
Receive	3-month USD-LIBOR	Quarterly	1.110	Semi-Annual	03/08/32	USD	265,000	(5,643)	(5,643)
Receive	3-month USD-LIBOR	Quarterly	0.760	Semi-Annual	05/03/32	USD	800,000	11,722	11,722
Receive	3-month USD-LIBOR	Quarterly	0.765	Semi-Annual	05/04/32	USD	820,000	11,626	11,626
Receive	3-month USD-LIBOR	Quarterly	0.770	Semi-Annual	05/06/32	USD	750,000	10,314	10,314
Receive	3-month USD-LIBOR	Quarterly	2.325	Semi-Annual	06/24/34	USD	70,000	(7,844)	(7,844)
Receive	3-month USD-LIBOR	Quarterly	1.645	Semi-Annual	08/22/34	USD	300,000	(13,609)	(13,609)
Receive	3-month USD-LIBOR	Quarterly	1.907	Semi-Annual	10/21/34	USD	320,000	(22,007)	(22,007)
Receive	3-month USD-LIBOR	Quarterly	1.921	Semi-Annual	10/22/34	USD	300,000	(21,020)	(21,020)

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

			Fixed Rate		Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive	3-month USD-LIBOR	Quarterly	1.976%	Semi-Annual	10/23/34	USD	145,000	$(10,914)	$(10,914)
Receive	3-month USD-LIBOR	Quarterly	1.982	Semi-Annual	10/23/34	USD	145,000	(10,990)	(10,990)
Receive	3-month USD-LIBOR	Quarterly	2.111	Semi-Annual	11/12/34	USD	70,000	(6,129)	(6,129)
Receive	3-month USD-LIBOR	Quarterly	0.973	Semi-Annual	08/17/40	USD	150,000	2,471	2,471
Receive	3-month USD-LIBOR	Quarterly	2.110	Semi-Annual	11/15/44	USD	90,000	(5,334)	(5,334)
Receive	3-month USD-LIBOR	Quarterly	2.378	Semi-Annual	07/05/49	USD	140,000	(11,734)	(11,734)
Receive	3-month USD-LIBOR	Quarterly	1.709	Semi-Annual	08/16/49	USD	130,000	(3,990)	(3,990)
Receive	3-month USD-LIBOR	Quarterly	1.667	Semi-Annual	08/17/49	USD	100,000	(2,732)	(2,732)
Receive	3-month USD-LIBOR	Quarterly	1.390	Semi-Annual	08/25/50	USD	1,150,000	(78,540)	(78,572)
Receive	3-month USD-LIBOR	Quarterly	1.100	Semi-Annual	11/25/50	USD	160,000	–	–
Receive	3-month USD-LIBOR	Quarterly	1.090	Semi-Annual	06/20/52	USD	160,000	4,311	4,311
Receive	3-month USD-LIBOR	Quarterly	1.135	Semi-Annual	06/20/52	USD	160,000	2,390	2,390
Receive	3-month USD-LIBOR	Quarterly	0.881	Semi-Annual	07/12/53	USD	160,000	14,291	14,287
								$866,354	$865,684

At September 30, 2020, the following OTC interest rate swaps were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Counterparty	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	7-day China Fixing Repo Rates	Quarterly	Citibank N.A.	2.630%	Quarterly	08/10/25	CNH	10,615,000	$(495)	$–	$(495)
									$(495)	$–	$(495)

At September 30, 2020, the following centrally cleared inflation-linked swaps were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU)	At Termination Date	-0.429%	At Termination Date	08/05/23	EUR	390,000	$462	$454
Pay	U.K. RPI All Items Monthly	At Termination Date	3.385	At Termination Date	08/15/28	GBP	465,000	12,453	12,453
Pay	U.K. RPI All Items Monthly	At Termination Date	3.400	At Termination Date	08/15/28	GBP	2,655,000	78,001	78,001
Pay	U.K. RPI All Items Monthly	At Termination Date	3.505	At Termination Date	10/15/28	GBP	320,000	16,741	16,741
Pay	U.K. RPI All Items Monthly	At Termination Date	3.490	At Termination Date	03/15/29	GBP	1,590,000	51,862	51,862
Pay	U.K. RPI All Items Monthly	At Termination Date	3.286	At Termination Date	03/15/30	GBP	1,585,000	(26,422)	(26,422)
Pay	U.K. RPI All Items Monthly	At Termination Date	3.360	At Termination Date	10/15/39	GBP	2,025,000	132,781	132,781
Pay	U.K. RPI All Items Monthly	At Termination Date	3.310	At Termination Date	01/15/40	GBP	900,000	26,910	26,910
Pay	U.K. RPI All Items Monthly	At Termination Date	3.341	At Termination Date	01/15/40	GBP	800,000	35,084	35,084
Pay	U.K. RPI All Items Monthly	At Termination Date	3.270	At Termination Date	10/15/44	GBP	1,560,000	174,966	174,966
Pay	U.K. RPI All Items Monthly	At Termination Date	3.220	At Termination Date	01/15/45	GBP	700,000	47,840	47,840
Pay	U.K. RPI All Items Monthly	At Termination Date	3.239	At Termination Date	01/15/45	GBP	600,000	48,211	48,211
Pay	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.848	At Termination Date	08/10/30	USD	780,000	(12,140)	(12,171)
Pay	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.008	At Termination Date	09/04/30	USD	360,000	2,180	2,165
Pay	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.930	At Termination Date	09/10/30	USD	1,255,000	(2,218)	(2,270)
Pay	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.949	At Termination Date	09/18/30	USD	625,000	1,020	995
Receive	Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU)	At Termination Date	1.290	At Termination Date	03/15/29	EUR	2,230,000	(157,135)	(157,135)

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive	Eurostat Eurozone HICP ex Tobacco NSA (CPTFEMU)	At Termination Date	0.920%	At Termination Date	09/15/30	EUR	1,070,000	$(6,848)	$(6,899)
Receive	U.K. RPI All Items Monthly	At Termination Date	3.456	At Termination Date	11/15/29	GBP	415,000	(8,555)	(8,555)
Receive	U.K. RPI All Items Monthly	At Termination Date	3.458	At Termination Date	12/15/29	GBP	815,000	(12,332)	(12,332)
Receive	U.K. RPI All Items Monthly	At Termination Date	3.479	At Termination Date	09/15/30	GBP	415,000	864	842
Receive	U.K. RPI All Items Monthly	At Termination Date	3.420	At Termination Date	10/15/34	GBP	2,025,000	(81,864)	(81,864)
Receive	U.K. RPI All Items Monthly	At Termination Date	3.360	At Termination Date	01/15/35	GBP	900,000	(9,343)	(9,343)
Receive	U.K. RPI All Items Monthly	At Termination Date	3.390	At Termination Date	01/15/35	GBP	800,000	(15,438)	(15,438)
Receive	U.K. RPI All Items Monthly	At Termination Date	3.160	At Termination Date	10/15/49	GBP	1,560,000	(243,266)	(243,266)
Receive	U.K. RPI All Items Monthly	At Termination Date	3.111	At Termination Date	01/15/50	GBP	700,000	(71,434)	(71,434)
Receive	U.K. RPI All Items Monthly	At Termination Date	3.133	At Termination Date	01/15/50	GBP	600,000	(72,142)	(72,142)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.205	At Termination Date	03/21/22	USD	5,100,000	(127,648)	(127,648)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.890	At Termination Date	06/29/22	USD	6,700,000	(56,143)	(56,143)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.713	At Termination Date	08/21/22	USD	9,230,000	48,815	48,815
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.260	At Termination Date	05/03/23	USD	9,000,000	(332,480)	(332,480)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.211	At Termination Date	10/26/23	USD	2,500,000	(88,225)	(88,225)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.957	At Termination Date	02/06/24	USD	12,000,000	(243,699)	(243,699)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.991	At Termination Date	03/04/24	USD	3,000,000	(60,287)	(60,287)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.248	At Termination Date	03/21/24	USD	4,900,000	(196,971)	(196,971)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.023	At Termination Date	05/02/24	USD	3,500,000	(74,813)	(74,813)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.829	At Termination Date	07/31/24	USD	2,700,000	(39,247)	(39,247)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.706	At Termination Date	08/12/24	USD	1,300,000	(9,662)	(9,662)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.351	At Termination Date	09/28/24	USD	7,400,000	(364,321)	(364,321)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	0.945	At Termination Date	03/12/25	USD	1,650,000	51,305	51,305
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.908	At Termination Date	05/24/25	USD	4,500,000	(72,209)	(72,209)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.361	At Termination Date	09/28/25	USD	6,150,000	(339,266)	(339,266)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.098	At Termination Date	11/29/25	USD	1,600,000	(53,005)	(53,005)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.853	At Termination Date	06/28/26	USD	450,000	(5,977)	(5,977)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	2.249	At Termination Date	10/30/28	USD	1,195,000	(64,950)	(64,950)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.746	At Termination Date	09/06/29	USD	4,100,000	28,732	28,732
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.504	At Termination Date	03/10/30	USD	3,840,000	124,553	124,553
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.250	At Termination Date	03/11/30	USD	360,000	21,550	21,550
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.268	At Termination Date	03/12/30	USD	2,575,000	149,258	149,258
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	0.733	At Termination Date	03/23/30	USD	1,180,000	134,103	134,103

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Unrealized Appreciation/ (Depreciation)
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	0.835%	At Termination Date	03/23/30	USD	655,000	$67,553	$67,553
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.285	At Termination Date	05/05/30	USD	4,860,000	280,231	280,231
Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.960	At Termination Date	12/12/49	USD	775,000	5,109	5,109
								$(1,307,456)	$(1,307,660)

At September 30, 2020, the following OTC inflation-linked swaps were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount		Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citibank N.A.	Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.515%	At Termination Date	01/15/22	USD	16,000,000	$219,335	$–	$219,335
Citibank N.A.	Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.560	At Termination Date	01/15/23	USD	10,250,000	121,558	–	121,558
Citibank N.A.	Receive	U.S. CPI Urban Consumers NSA (CPURNSA)	At Termination Date	1.660	At Termination Date	09/22/23	USD	5,500,000	40,032	–	40,032
									$380,925	$–	$380,925

At September 30, 2020, the following purchased exchange-traded options were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Description	Put/Call	Expiration Date	Exercise Price		Number of Contracts	Notional Amount	Cost	Fair Value
90-Day Eurodollar	Call	12/13/21	99.75	USD	106	26,444,350	$18,723	$26,500
U.S. Treasury 10-Year Note	Put	11/20/20	138.00	USD	38	5,302,188	11,683	11,281
U.S. Treasury 10-Year Note	Put	11/20/20	139.50	USD	38	5,302,188	28,240	27,313
							$58,646	$65,094

At September 30, 2020, the following exchange-traded written options were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Description	Put/Call	Expiration Date	Exercise Price		Number of Contracts	Notional Amount		Premiums Received	Fair Value
90-Day Eurodollar	Call	12/13/21	100.00	USD	27	USD	6,735,825	$4,344	$(2,362)
90-Day Eurodollar	Call	12/13/21	99.38	USD	53	USD	13,222,175	23,101	(57,306)
U.S. Treasury 10-Year Note	Put	11/20/20	138.50	USD	38	USD	5,302,188	15,312	(15,438)
U.S. Treasury 10-Year Note	Put	11/20/20	139.00	USD	38	USD	5,302,188	20,817	(20,188)
								$63,574	$(95,294)

At September 30, 2020, the following OTC purchased foreign currency options were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Description	Counterparty	Expiration Date	Exercise Price		Notional Amount	Cost	Fair Value

Put GBP vs. Call EUR	Citibank N.A.	11/02/20	0.900	EUR	1,230,000	$19,678	$23,759
						$19,678	$23,759

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

At September 30, 2020, the following OTC purchased interest rate swaptions were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Cost	Fair Value
Call on 10-Year Interest Rate Swap(1)	Barclays Bank PLC	Receive	1.100%	6-month JPY-LIBOR	06/29/22	JPY	692,890,000	$94,254	$616
Call on 10-Year Interest Rate Swap(2)	Barclays Bank PLC	Receive	2.950%	3-month USD-LIBOR	03/12/24	USD	870,000	39,215	159,530
Call on 10-Year Interest Rate Swap(2)	Barclays Bank PLC	Receive	2.978%	3-month USD-LIBOR	03/07/24	USD	874,500	40,205	162,641
Call on 10-Year Interest Rate Swap(2)	Barclays Bank PLC	Receive	3.052%	3-month USD-LIBOR	01/10/29	USD	220,000	12,430	37,545
Call on 10-Year Interest Rate Swap(2)	Barclays Bank PLC	Receive	3.083%	3-month USD-LIBOR	01/29/29	USD	220,000	12,496	38,062
Call on 10-Year Interest Rate Swap(2)	Barclays Bank PLC	Receive	3.088%	3-month USD-LIBOR	12/06/38	USD	570,000	26,505	99,382
Call on 10-Year Interest Rate Swap(2)	Citibank N.A.	Receive	1.460%	3-month USD-LIBOR	08/16/21	USD	980,000	35,072	67,749
Call on 10-Year Interest Rate Swap(2)	Citibank N.A.	Receive	1.492%	3-month USD-LIBOR	02/25/25	USD	550,000	28,889	36,811
Call on 10-Year Interest Rate Swap(2)	Citibank N.A.	Receive	2.824%	3-month USD-LIBOR	01/31/39	USD	120,000	6,149	18,931
Call on 10-Year Interest Rate Swap(2)	Citibank N.A.	Receive	2.978%	3-month USD-LIBOR	01/31/29	USD	100,000	5,780	16,499
Call on 10-Year Interest Rate Swap(2)	Citibank N.A.	Receive	2.985%	3-month USD-LIBOR	04/27/38	USD	10,000	493	1,677
Call on 10-Year Interest Rate Swap(2)	Deutsche Bank AG	Receive	0.890%	3-month USD-LIBOR	04/30/25	USD	360,000	19,422	13,585
Call on 10-Year Interest Rate Swap(2)	Deutsche Bank AG	Receive	1.423%	3-month USD-LIBOR	06/05/25	USD	255,000	13,668	16,060
Call on 10-Year Interest Rate Swap(2)	Goldman Sachs International	Receive	1.283%	3-month USD-LIBOR	06/04/25	USD	255,000	13,796	14,164
Call on 10-Year Interest Rate Swap(2)	JPMorgan Chase Bank N.A.	Receive	2.860%	3-month USD-LIBOR	02/22/39	USD	232,500	11,503	37,201
Call on 10-Year Interest Rate Swap(2)	JPMorgan Chase Bank N.A.	Receive	2.985%	3-month USD-LIBOR	04/27/38	USD	200,000	9,400	33,540
Call on 10-Year Interest Rate Swap(2)	Morgan Stanley & Co. International PLC	Receive	3.037%	3-month USD-LIBOR	01/11/29	USD	220,000	12,523	37,290
Call on 1-Year Interest Rate Swap(2)	Barclays Bank PLC	Receive	0.390%	3-month USD-LIBOR	05/22/23	USD	3,050,000	9,303	7,115
Call on 1-Year Interest Rate Swap(2)	JPMorgan Chase Bank N.A.	Receive	1.772%	3-month USD-LIBOR	11/05/24	USD	5,250,000	28,403	64,842
Call on 20-Year interest Rate Swap(1)	JPMorgan Chase Bank N.A.	Receive	0.780%	6-month JPY-LIBOR	04/16/21	JPY	18,900,000	5,916	18,216
Call on 20-Year Interest Rate Swap(1)	Goldman Sachs International	Receive	0.780%	6-month JPY-LIBOR	04/16/21	JPY	1,670,000	500	1,640
Put on 10-Year Interest Rate Swap(3)	Barclays Bank PLC	Pay	2.250%	3-month USD-LIBOR	08/08/22	USD	960,000	22,728	4,058
Put on 10-Year Interest Rate Swap(3)	Barclays Bank PLC	Pay	2.950%	3-month USD-LIBOR	03/12/24	USD	870,000	39,215	4,887
Put on 10-Year Interest Rate Swap(3)	Barclays Bank PLC	Pay	2.978%	3-month USD-LIBOR	03/07/24	USD	874,500	40,205	4,732
Put on 10-Year Interest Rate Swap(3)	Barclays Bank PLC	Pay	3.052%	3-month USD-LIBOR	01/10/29	USD	220,000	12,430	4,262
Put on 10-Year Interest Rate Swap(3)	Barclays Bank PLC	Pay	3.083%	3-month USD-LIBOR	01/29/29	USD	220,000	12,496	4,193
Put on 10-Year Interest Rate Swap(3)	Barclays Bank PLC	Pay	3.088%	3-month USD-LIBOR	12/06/38	USD	570,000	26,505	17,824
Put on 10-Year Interest Rate Swap(3)	Citibank N.A.	Pay	1.460%	3-month USD-LIBOR	08/16/21	USD	980,000	35,072	5,139
Put on 10-Year Interest Rate Swap(3)	Citibank N.A.	Pay	1.492%	3-month USD-LIBOR	02/25/25	USD	550,000	28,889	21,027
Put on 10-Year Interest Rate Swap(3)	Citibank N.A.	Pay	2.824%	3-month USD-LIBOR	01/31/39	USD	120,000	6,025	4,301
Put on 10-Year Interest Rate Swap(3)	Citibank N.A.	Pay	2.978%	3-month USD-LIBOR	01/31/29	USD	100,000	5,778	2,065
Put on 10-Year Interest Rate Swap(3)	Citibank N.A.	Pay	2.985%	3-month USD-LIBOR	04/27/38	USD	10,000	461	327

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Cost	Fair Value
Put on 10-Year Interest Rate Swap(3)	Deutsche Bank AG	Pay	0.890%	3-month USD-LIBOR	04/30/25	USD	360,000	$19,422	$24,347
Put on 10-Year Interest Rate Swap(3)	Deutsche Bank AG	Pay	1.423%	3-month USD-LIBOR	06/05/25	USD	255,000	13,668	10,995
Put on 10-Year Interest Rate Swap(3)	Goldman Sachs International	Pay	1.283%	3-month USD-LIBOR	06/04/25	USD	255,000	13,796	12,470
Put on 10-Year Interest Rate Swap(3)	JPMorgan Chase Bank N.A.	Pay	2.250%	3-month USD-LIBOR	08/02/22	USD	950,000	25,650	3,960
Put on 10-Year Interest Rate Swap(3)	JPMorgan Chase Bank N.A.	Pay	2.860%	3-month USD-LIBOR	02/22/39	USD	232,500	11,503	8,185
Put on 10-Year Interest Rate Swap(3)	JPMorgan Chase Bank N.A.	Pay	2.985%	3-month USD-LIBOR	04/27/38	USD	200,000	9,400	6,547
Put on 10-Year Interest Rate Swap(3)	Morgan Stanley & Co. International PLC	Pay	2.500%	3-month USD-LIBOR	06/13/24	USD	930,000	41,811	9,834
Put on 10-Year Interest Rate Swap(3)	Morgan Stanley & Co. International PLC	Pay	2.500%	3-month USD-LIBOR	06/20/24	USD	930,000	37,600	9,919
Put on 10-Year Interest Rate Swap(3)	Morgan Stanley & Co. International PLC	Pay	3.037%	3-month USD-LIBOR	01/11/29	USD	220,000	12,523	4,315
Put on 1-Year Interest Rate Swap(3)	JPMorgan Chase Bank N.A.	Pay	1.772%	3-month USD-LIBOR	11/05/24	USD	5,250,000	28,403	4,769
Put on 20-Year interest Rate Swap(4)	JPMorgan Chase Bank N.A.	Pay	0.780%	6-month JPY-LIBOR	04/16/21	JPY	18,900,000	5,916	74
Put on 20-Year interest Rate Swap(4)	JPMorgan Chase Bank N.A.	Pay	0.780%	6-month JPY-LIBOR	04/16/21	JPY	3,300,000	521	10
Put on 20-Year interest Rate Swap(4)	JPMorgan Chase Bank N.A.	Pay	0.780%	6-month JPY-LIBOR	04/16/21	JPY	3,300,000	521	10
Put on 20-Year Interest Rate Swap(4)	Goldman Sachs International	Pay	0.780%	6-month JPY-LIBOR	04/16/21	JPY	1,670,000	500	7
Put on 30-Year Interest Rate Swap(3)	Barclays Bank PLC	Pay	2.850%	3-month USD-LIBOR	05/09/22	USD	1,170,000	67,934	8,875
Put on 30-Year Interest Rate Swap(3)	Barclays Bank PLC	Pay	3.800%	3-month USD-LIBOR	06/07/21	USD	830,000	32,380	438
								$977,274	$1,060,666

At September 30, 2020, the following over-the-counter written inflation rate caps were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Reference Entity	Counterparty	Exercise Inflation Rate	Description	Expiration Date	Notional Amount		Premiums Received	Fair Value
Call	Citibank N.A.	0.550%	Call Option-Max [0, 5-Year Constant Maturity Swap)-Exercise Rate]	02/14/22	USD	8,775,000	$7,459	$(27,969)
Call	Citibank N.A.	0.550%	Call Option-Max [0, 5-Year Constant Maturity Swap)-Exercise Rate]	02/14/22	USD	8,775,000	9,038	(27,969)
							$16,497	$(55,938)

At September 30, 2020, the following OTC written interest rate swaptions were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premiums Received	Fair Value
Call on 10-Year interest Rate Swap(3)	Barclays Bank PLC	Pay	2.788%	3-month USD-LIBOR	03/08/21	USD	1,312,000	$39,114	$(262,072)
Call on 10-Year interest Rate Swap(3)	Barclays Bank PLC	Pay	3.050%	3-month USD-LIBOR	03/12/29	USD	700,000	37,135	(119,219)
Call on 10-Year Interest Rate Swap(3)	Barclays Bank PLC	Pay	0.693%	3-month USD-LIBOR	04/06/21	USD	270,000	7,560	(3,775)
Call on 10-Year Interest Rate Swap(3)	Barclays Bank PLC	Pay	0.713%	3-month USD-LIBOR	04/06/21	USD	530,000	14,840	(7,877)
Call on 10-Year Interest Rate Swap(3)	Barclays Bank PLC	Pay	0.877%	3-month USD-LIBOR	04/14/21	USD	270,000	7,317	(6,438)
Call on 10-Year Interest Rate Swap(3)	BNP Paribas Bank	Pay	0.715%	3-month USD-LIBOR	06/29/21	USD	555,000	14,506	(9,577)

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premiums Received	Fair Value
Call on 10-Year Interest Rate Swap(3)	Citibank N.A.	Pay	0.790%	3-month USD-LIBOR	04/15/21	USD	300,000	$8,117	$(5,663)
Call on 10-Year Interest Rate Swap(3)	Deutsche Bank AG	Pay	0.450%	3-month USD-LIBOR	09/30/21	USD	540,000	5,184	(5,184)
Call on 10-Year Interest Rate Swap(3)	Deutsche Bank AG	Pay	0.665%	3-month USD-LIBOR	07/14/21	USD	560,000	14,308	(8,691)
Call on 10-Year Interest Rate Swap(3)	Deutsche Bank AG	Pay	0.688%	3-month USD-LIBOR	04/06/21	USD	260,000	7,065	(3,586)
Call on 10-Year Interest Rate Swap(3)	Deutsche Bank AG	Pay	0.717%	3-month USD-LIBOR	04/16/21	USD	255,000	7,038	(3,913)
Call on 10-Year Interest Rate Swap(3)	Deutsche Bank AG	Pay	0.740%	3-month USD-LIBOR	05/02/22	USD	550,000	19,030	(12,954)
Call on 10-Year Interest Rate Swap(3)	Deutsche Bank AG	Pay	0.742%	3-month USD-LIBOR	06/25/21	USD	555,000	14,610	(10,193)
Call on 10-Year Interest Rate Swap(3)	Deutsche Bank AG	Pay	0.746%	3-month USD-LIBOR	06/02/21	USD	1,090,000	27,332	(19,646)
Call on 10-Year Interest Rate Swap(3)	Deutsche Bank AG	Pay	0.765%	3-month USD-LIBOR	04/15/21	USD	255,000	6,993	(4,487)
Call on 10-Year Interest Rate Swap(3)	Goldman Sachs International	Pay	0.685%	3-month USD-LIBOR	05/13/21	USD	540,000	13,750	(7,962)
Call on 10-Year Interest Rate Swap(3)	Morgan Stanley & Co. International PLC	Pay	0.730%	3-month USD-LIBOR	04/06/21	USD	320,000	8,384	(5,013)
Call on 10-Year Interest Rate Swap(3)	Morgan Stanley & Co. International PLC	Pay	0.743%	3-month USD-LIBOR	04/19/21	USD	820,000	22,776	(13,657)
Call on 10-Year Interest Rate Swap(3)	Morgan Stanley & Co. International PLC	Pay	0.850%	3-month USD-LIBOR	04/07/21	USD	210,000	5,481	(4,629)
Call on 10-Year Interest Rate Swap(3)	Morgan Stanley & Co. International PLC	Pay	0.870%	3-month USD-LIBOR	04/09/21	USD	540,000	14,634	(12,554)
Call on 1-Year Interest Rate Swap(3)	Deutsche Bank AG	Pay	0.610%	3-month USD-LIBOR	04/06/23	USD	1,830,000	6,817	(6,567)
Call on 1-Year Interest Rate Swap(3)	Deutsche Bank AG	Pay	0.685%	3-month USD-LIBOR	04/11/23	USD	3,050,000	11,704	(12,747)
Call on 1-Year Interest Rate Swap(3)	JPMorgan Chase Bank N.A.	Pay	1.582%	3-month USD-LIBOR	11/05/20	USD	5,250,000	12,416	(71,947)
Call on 2-Year interest Rate Swap(3)	JPMorgan Chase Bank N.A.	Pay	2.436%	3-month USD-LIBOR	02/01/21	USD	3,300,000	24,629	(146,704)
Call on 2-Year Interest Rate Swap(3)	Citibank N.A.	Pay	1.530%	3-month USD-LIBOR	12/14/20	USD	2,815,000	13,512	(74,312)
Call on 2-Year Interest Rate Swap(3)	Goldman Sachs International	Pay	1.535%	3-month USD-LIBOR	12/11/20	USD	2,815,000	13,442	(74,594)
Call on 5-Year Interest Rate Swap	Barclays Bank PLC	Pay	-0.020%	6-month EUR-EURIBOR	04/07/22	EUR	1,340,000	17,169	(25,914)
Call on 5-Year Interest Rate Swap	Barclays Bank PLC	Pay	-0.035%	6-month EUR-EURIBOR	09/13/22	EUR	600,000	9,338	(13,890)
Call on 5-Year Interest Rate Swap	Barclays Bank PLC	Pay	-0.115%	6-month EUR-EURIBOR	04/04/22	EUR	1,160,000	14,671	(18,271)
Call on 5-Year Interest Rate Swap	Barclays Bank PLC	Pay	-0.138%	6-month EUR-EURIBOR	09/12/22	EUR	600,000	9,029	(11,247)
Call on 5-Year Interest Rate Swap(3)	Morgan Stanley & Co. International PLC	Pay	0.605%	3-month USD-LIBOR	06/15/22	USD	1,540,000	23,100	(20,043)
Put on 10-Year interest Rate Swap(2)	Barclays Bank PLC	Receive	1.624%	3-month USD-LIBOR	11/02/20	USD	600,000	14,640	(1)
Put on 10-Year interest Rate Swap(2)	Barclays Bank PLC	Receive	1.637%	3-month USD-LIBOR	11/02/20	USD	590,000	14,219	(1)
Put on 10-Year interest Rate Swap(2)	Barclays Bank PLC	Receive	2.788%	3-month USD-LIBOR	03/08/21	USD	1,312,000	39,114	(117)
Put on 10-Year interest Rate Swap(2)	Barclays Bank PLC	Receive	3.050%	3-month USD-LIBOR	03/12/29	USD	700,000	37,135	(13,884)
Put on 10-Year interest Rate Swap(2)	Barclays Bank PLC	Receive	3.870%	3-month USD-LIBOR	06/07/21	USD	1,770,000	34,676	(90)
Put on 10-Year Interest Rate Swap(2)	Barclays Bank PLC	Receive	0.693%	3-month USD-LIBOR	04/06/21	USD	270,000	7,560	(5,682)
Put on 10-Year Interest Rate Swap(2)	Barclays Bank PLC	Receive	0.713%	3-month USD-LIBOR	04/06/21	USD	530,000	14,840	(10,579)
Put on 10-Year Interest Rate Swap(2)	Barclays Bank PLC	Receive	0.877%	3-month USD-LIBOR	04/14/21	USD	270,000	7,317	(3,523)

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premiums Received	Fair Value
Put on 10-Year Interest Rate Swap(2)	Barclays Bank PLC	Receive	1.000%	3-month USD-LIBOR	06/01/21	USD	2,320,000	$34,974	$(26,617)
Put on 10-Year Interest Rate Swap(2)	Barclays Bank PLC	Receive	1.050%	3-month USD-LIBOR	06/11/21	USD	540,000	7,695	(5,694)
Put on 10-Year Interest Rate Swap(2)	Barclays Bank PLC	Receive	1.600%	3-month USD-LIBOR	03/04/22	USD	583,000	9,619	(4,743)
Put on 10-Year Interest Rate Swap(2)	Barclays Bank PLC	Receive	1.850%	3-month USD-LIBOR	02/22/22	USD	630,000	10,836	(3,191)
Put on 10-Year Interest Rate Swap(2)	Barclays Bank PLC	Receive	1.850%	3-month USD-LIBOR	02/22/22	USD	630,000	11,088	(3,191)
Put on 10-Year Interest Rate Swap(2)	Barclays Bank PLC	Receive	2.100%	3-month USD-LIBOR	01/06/22	USD	900,000	20,644	(2,472)
Put on 10-Year Interest Rate Swap(2)	Barclays Bank PLC	Receive	2.150%	3-month USD-LIBOR	01/10/22	USD	890,000	20,692	(2,275)
Put on 10-Year Interest Rate Swap(2)	Barclays Bank PLC	Receive	2.750%	3-month USD-LIBOR	05/09/22	USD	2,550,000	73,975	(3,975)
Put on 10-Year Interest Rate Swap(2)	Barclays Bank PLC	Receive	2.750%	3-month USD-LIBOR	08/08/22	USD	960,000	11,568	(1,928)
Put on 10-Year Interest Rate Swap(2)	Barclays Bank PLC	Receive	3.250%	3-month USD-LIBOR	08/08/22	USD	960,000	5,712	(962)
Put on 10-Year Interest Rate Swap(2)	Barclays Bank PLC	Receive	95.000%	3-month USD-LIBOR	08/04/21	USD	490,000	5,439	(7,888)
Put on 10-Year Interest Rate Swap(2)	BNP Paribas Bank	Receive	0.715%	3-month USD-LIBOR	06/29/21	USD	555,000	14,506	(13,778)
Put on 10-Year Interest Rate Swap(2)	Citibank N.A.	Receive	0.790%	3-month USD-LIBOR	04/14/21	USD	300,000	8,117	(5,026)
Put on 10-Year Interest Rate Swap(2)	Citibank N.A.	Receive	1.100%	3-month USD-LIBOR	07/14/21	USD	350,000	3,710	(3,708)
Put on 10-Year Interest Rate Swap(2)	Citibank N.A.	Receive	1.100%	3-month USD-LIBOR	07/16/21	USD	360,000	3,600	(3,851)
Put on 10-Year Interest Rate Swap(2)	Deutsche Bank AG	Receive	0.665%	3-month USD-LIBOR	07/14/21	USD	560,000	14,308	(15,939)
Put on 10-Year Interest Rate Swap(2)	Deutsche Bank AG	Receive	0.688%	3-month USD-LIBOR	04/06/21	USD	260,000	7,065	(5,536)
Put on 10-Year Interest Rate Swap(2)	Deutsche Bank AG	Receive	0.717%	3-month USD-LIBOR	04/16/21	USD	255,000	7,038	(5,203)
Put on 10-Year Interest Rate Swap(2)	Deutsche Bank AG	Receive	0.740%	3-month USD-LIBOR	05/02/22	USD	550,000	19,030	(21,182)
Put on 10-Year Interest Rate Swap(2)	Deutsche Bank AG	Receive	0.742%	3-month USD-LIBOR	06/25/21	USD	555,000	14,610	(12,881)
Put on 10-Year Interest Rate Swap(2)	Deutsche Bank AG	Receive	0.746%	3-month USD-LIBOR	06/02/21	USD	1,090,000	27,332	(23,614)
Put on 10-Year Interest Rate Swap(2)	Deutsche Bank AG	Receive	0.765%	3-month USD-LIBOR	04/15/21	USD	255,000	6,993	(4,572)
Put on 10-Year Interest Rate Swap(2)	Deutsche Bank AG	Receive	0.950%	3-month USD-LIBOR	08/05/21	USD	540,000	6,183	(8,740)
Put on 10-Year Interest Rate Swap(2)	Deutsche Bank AG	Receive	1.150%	3-month USD-LIBOR	01/10/22	USD	320,000	4,832	(5,156)
Put on 10-Year Interest Rate Swap(2)	Deutsche Bank AG	Receive	1.450%	3-month USD-LIBOR	09/30/21	USD	1,080,000	7,712	(7,712)
Put on 10-Year Interest Rate Swap(2)	Deutsche Bank AG	Receive	1.600%	3-month USD-LIBOR	02/28/22	USD	600,000	10,950	(4,820)
Put on 10-Year Interest Rate Swap(2)	Deutsche Bank AG	Receive	1.600%	3-month USD-LIBOR	03/03/22	USD	600,000	10,680	(4,870)
Put on 10-Year Interest Rate Swap(2)	Deutsche Bank AG	Receive	1.600%	3-month USD-LIBOR	03/04/22	USD	930,000	15,624	(7,566)
Put on 10-Year Interest Rate Swap(2)	Goldman Sachs International	Receive	0.685%	3-month USD-LIBOR	05/13/21	USD	540,000	13,750	(12,871)
Put on 10-Year Interest Rate Swap(2)	JPMorgan Chase Bank N.A.	Receive	2.750%	3-month USD-LIBOR	08/02/22	USD	950,000	13,015	(1,881)
Put on 10-Year Interest Rate Swap(2)	JPMorgan Chase Bank N.A.	Receive	3.250%	3-month USD-LIBOR	08/02/22	USD	950,000	6,222	(939)
Put on 10-Year Interest Rate Swap(2)	Morgan Stanley & Co. International PLC	Receive	0.730%	3-month USD-LIBOR	04/06/21	USD	320,000	8,384	(6,094)
Put on 10-Year Interest Rate Swap(2)	Morgan Stanley & Co. International PLC	Receive	0.743%	3-month USD-LIBOR	04/19/21	USD	820,000	22,776	(15,766)

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premiums Received	Fair Value
Put on 10-Year Interest Rate Swap(2)	Morgan Stanley & Co. International PLC	Receive	0.850%	3-month USD-LIBOR	04/07/21	USD	210,000	$5,481	$(2,871)
Put on 10-Year Interest Rate Swap(2)	Morgan Stanley & Co. International PLC	Receive	0.870%	3-month USD-LIBOR	04/09/21	USD	540,000	14,634	(7,050)
Put on 10-Year Interest Rate Swap(2)	Morgan Stanley & Co. International PLC	Receive	1.950%	3-month USD-LIBOR	01/28/22	USD	880,000	20,570	(3,432)
Put on 10-Year Interest Rate Swap(2)	Morgan Stanley & Co. International PLC	Receive	2.250%	3-month USD-LIBOR	08/20/24	USD	980,000	29,054	(14,727)
Put on 10-Year Interest Rate Swap(2)	Morgan Stanley & Co. International PLC	Receive	3.000%	3-month USD-LIBOR	06/13/24	USD	930,000	25,539	(5,669)
Put on 10-Year Interest Rate Swap(2)	Morgan Stanley & Co. International PLC	Receive	3.000%	3-month USD-LIBOR	06/20/24	USD	930,000	22,714	(5,724)
Put on 10-Year Interest Rate Swap(2)	Morgan Stanley & Co. International PLC	Receive	3.500%	3-month USD-LIBOR	06/13/24	USD	930,000	15,565	(3,324)
Put on 10-Year Interest Rate Swap(2)	Morgan Stanley & Co. International PLC	Receive	3.500%	3-month USD-LIBOR	06/20/24	USD	930,000	13,630	(3,359)
Put on 1-Year Interest Rate Swap(2)	Barclays Bank PLC	Receive	2.150%	3-month USD-LIBOR	05/28/21	USD	14,860,000	41,682	(5)
Put on 1-Year Interest Rate Swap(2)	Citibank N.A.	Receive	2.350%	3-month USD-LIBOR	05/17/21	USD	10,930,000	21,669	(2)
Put on 1-Year Interest Rate Swap(2)	Deutsche Bank AG	Receive	0.610%	3-month USD-LIBOR	04/06/23	USD	1,830,000	6,817	(2,193)
Put on 1-Year Interest Rate Swap(2)	Deutsche Bank AG	Receive	0.685%	3-month USD-LIBOR	04/11/23	USD	3,050,000	11,704	(3,123)
Put on 1-Year Interest Rate Swap(2)	JPMorgan Chase Bank N.A.	Receive	1.582%	3-month USD-LIBOR	11/05/20	USD	5,250,000	12,416	–
Put on 1-Year Interest Rate Swap(2)	Morgan Stanley & Co. International PLC	Receive	0.410%	3-month USD-LIBOR	03/17/21	USD	5,250,000	8,925	(265)
Put on 1-Year Interest Rate Swap(2)	Morgan Stanley & Co. International PLC	Receive	0.410%	3-month USD-LIBOR	03/17/21	USD	5,250,000	8,925	(11,584)
Put on 1-Year Interest Rate Swap(2)	Morgan Stanley & Co. International PLC	Receive	2.400%	3-month USD-LIBOR	06/01/21	USD	18,400,000	33,304	(5)
Put on 2-Year interest Rate Swap(5)	Barclays Bank PLC	Receive	0.000%	6-month EUR-EURIBOR	06/14/21	EUR	1,040,000	2,873	(104)
Put on 2-Year interest Rate Swap(5)	Barclays Bank PLC	Receive	0.000%	6-month EUR-EURIBOR	06/14/21	EUR	1,010,000	2,747	(95)
Put on 2-Year interest Rate Swap(5)	Barclays Bank PLC	Receive	0.000%	6-month EUR-EURIBOR	06/25/21	EUR	1,140,000	2,605	(123)
Put on 2-Year interest Rate Swap(5)	Barclays Bank PLC	Receive	0.050%	6-month EUR-EURIBOR	06/10/21	EUR	2,310,000	5,817	(183)
Put on 2-Year interest Rate Swap(5)	Barclays Bank PLC	Receive	0.100%	6-month EUR-EURIBOR	03/29/21	EUR	4,470,000	15,550	(129)
Put on 2-Year interest Rate Swap(5)	Barclays Bank PLC	Receive	0.110%	6-month EUR-EURIBOR	05/17/21	EUR	2,262,400	7,485	(114)
Put on 2-Year interest Rate Swap(5)	Barclays Bank PLC	Receive	0.120%	6-month EUR-EURIBOR	04/08/21	EUR	6,960,000	26,460	(199)
Put on 2-Year interest Rate Swap(5)	Citibank N.A.	Receive	0.000%	6-month EUR-EURIBOR	06/21/21	EUR	1,220,000	2,973	(121)
Put on 2-Year interest Rate Swap(5)	Citibank N.A.	Receive	0.100%	6-month EUR-EURIBOR	04/12/21	EUR	3,490,000	11,641	(125)
Put on 2-Year interest Rate Swap(5)	Goldman Sachs International	Receive	0.000%	6-month EUR-EURIBOR	06/18/21	EUR	1,040,000	2,410	(107)
Put on 2-Year interest Rate Swap(5)	Goldman Sachs International	Receive	0.160%	6-month EUR-EURIBOR	04/12/21	EUR	3,490,000	11,750	(95)
Put on 2-Year interest Rate Swap(5)	Morgan Stanley & Co. International PLC	Receive	0.080%	6-month EUR-EURIBOR	05/31/21	EUR	1,490,000	4,347	(91)
Put on 2-Year interest Rate Swap(5)	Morgan Stanley & Co. International PLC	Receive	0.150%	6-month EUR-EURIBOR	04/19/21	EUR	3,460,000	12,434	(108)
Put on 2-Year interest Rate Swap(2)	Barclays Bank PLC	Receive	2.000%	3-month USD-LIBOR	11/27/20	USD	5,720,000	7,751	–
Put on 2-Year interest Rate Swap(2)	Citibank N.A.	Receive	1.530%	3-month USD-LIBOR	12/14/20	USD	2,815,000	13,512	–
Put on 2-Year interest Rate Swap(2)	Citibank N.A.	Receive	3.250%	3-month USD-LIBOR	12/29/20	USD	3,130,000	11,424	–
Put on 2-Year interest Rate Swap(2)	JPMorgan Chase Bank N.A.	Receive	2.436%	3-month USD-LIBOR	02/01/21	USD	3,300,000	26,341	–

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount		Premiums Received	Fair Value
Put on 2-Year Interest Rate Swap(5)	Barclays Bank PLC	Receive	0.000%	6-month EUR-EURIBOR	07/01/21	EUR	1,210,000	$2,499	$(136)
Put on 2-Year Interest Rate Swap(5)	Barclays Bank PLC	Receive	0.000%	6-month EUR-EURIBOR	07/19/21	EUR	1,240,000	2,269	(158)
Put on 2-Year Interest Rate Swap(5)	Barclays Bank PLC	Receive	-0.050%	6-month EUR-EURIBOR	07/02/21	EUR	1,180,000	2,489	(166)
Put on 2-Year Interest Rate Swap(5)	Barclays Bank PLC	Receive	-0.150%	6-month EUR-EURIBOR	08/09/21	EUR	2,780,000	3,847	(783)
Put on 2-Year Interest Rate Swap(5)	Barclays Bank PLC	Receive	-0.150%	6-month EUR-EURIBOR	08/09/21	EUR	1,570,000	2,128	(442)
Put on 2-Year Interest Rate Swap(5)	Barclays Bank PLC	Receive	-0.250%	6-month EUR-EURIBOR	09/03/21	EUR	5,030,000	8,276	(2,447)
Put on 2-Year Interest Rate Swap(2)	Deutsche Bank AG	Receive	1.000%	3-month USD-LIBOR	10/05/20	USD	2,325,000	2,441	–
Put on 2-Year Interest Rate Swap(2)	Goldman Sachs International	Receive	1.050%	3-month USD-LIBOR	10/02/20	USD	2,530,000	2,973	–
Put on 2-Year Interest Rate Swap(2)	Goldman Sachs International	Receive	1.050%	3-month USD-LIBOR	10/02/20	USD	2,530,000	4,453	–
Put on 2-Year Interest Rate Swap(2)	Goldman Sachs International	Receive	1.535%	3-month USD-LIBOR	12/11/20	USD	2,815,000	13,442	–
Put on 5-Year Interest Rate Swap(5)	Barclays Bank PLC	Receive	-0.020%	6-month EUR-EURIBOR	04/07/22	EUR	1,340,000	17,169	(4,456)
Put on 5-Year Interest Rate Swap(5)	Barclays Bank PLC	Receive	-0.035%	6-month EUR-EURIBOR	09/13/22	EUR	600,000	9,338	(3,845)
Put on 5-Year Interest Rate Swap(5)	Barclays Bank PLC	Receive	-0.115%	6-month EUR-EURIBOR	04/04/22	EUR	1,160,000	14,671	(6,069)
Put on 5-Year Interest Rate Swap(5)	Barclays Bank PLC	Receive	-0.138%	6-month EUR-EURIBOR	09/12/22	EUR	600,000	9,029	(4,876)
Put on 5-Year Interest Rate Swap(2)	Deutsche Bank AG	Receive	0.600%	3-month USD-LIBOR	09/03/21	USD	1,700,000	8,670	(8,125)
Put on 5-Year Interest Rate Swap(2)	Morgan Stanley & Co. International PLC	Receive	0.605%	3-month USD-LIBOR	06/15/22	USD	1,540,000	23,100	(16,826)
								$1,666,724	$(1,405,100)

At September 30, 2020, the following OTC purchased interest rate caps were outstanding for VY® BlackRock Inflation Protected Bond Portfolio:

Description	Counterparty	Exercise Rate	Pay/Receive Exercise Rate	Expiration Date	Notional Amount		Cost	Fair Value
Call Option-Max [0, 5-Year Constant Maturity Swap)-Exercise Rate]	Citibank N.A.	0.300%	Pay	02/14/22	USD	17,550,000	$30,883	$88,704
							$30,883	$88,704

(1)	Portfolio receives the exercise rate semi-annually and pays the floating rate index semi-annually.
(2)	Portfolio receives the exercise rate semi-annually and pays the floating rate index quarterly.
(3)	Portfolio pays the exercise rate semi-annually and receives the floating rate index quarterly.
(4)	Portfolio pays the exercise rate semi-annually and receives the floating rate index semi-annually.
(5)	Portfolio receives the exercise rate annually and pays the floating rate index semi-annually.

Currency Abbreviations
CAD	-	Canadian Dollar
CNH	-	Chinese Offshore Yuan
EUR	-	EU Euro
GBP	-	British Pound
JPY	-	Japanese Yen
MXN	-	Mexican Peso
NZD	-	New Zealand Dollar
USD	-	United States Dollar

VY® BlackRock Inflation Protected Bond Portfolio	PORTFOLIO OF INVESTMENTS
as of September 30, 2020 (Unaudited) (Continued)

At September 30, 2020, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $260,043,608.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$30,853,223
Gross Unrealized Depreciation	(5,620,869)
Net Unrealized Appreciation	$25,232,354